Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.35	1.30
Average price of hedging instrument	66	65
Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 0	$ 0
Average fixed rate	0.04
Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 868,000,000	1,199,000,000
Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	168,000,000	152,000,000
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 70,421,000,000	$ 69,768,000,000
Average exchange rates during the reporting periods (in USD per share)	1.56	1.34
Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 1,036,000,000	$ 1,351,000,000
Derivative investments | Derivative instruments not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	69,385,000,000	68,417,000,000
Under 1 Year | Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Under 1 Year | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	828,000,000	1,199,000,000
Under 1 Year | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	54,000,000	52,000,000
Under 1 Year | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	28,416,000,000	27,849,000,000
Under 1 Year | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	882,000,000	1,251,000,000
Under 1 Year | Derivative investments | Derivative instruments not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	27,534,000,000	26,598,000,000
1 to 5 Years | Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
1 to 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	40,000,000	0
1 to 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	114,000,000	100,000,000
1 to 5 Years | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	11,279,000,000	10,295,000,000
1 to 5 Years | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	154,000,000	100,000,000
1 to 5 Years | Derivative investments | Derivative instruments not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	11,125,000,000	10,195,000,000
Over 5 Years | Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	30,726,000,000	31,624,000,000
Over 5 Years | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Derivative investments | Derivative instruments not designated as hedges
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 30,726,000,000	$ 31,624,000,000